Non-controlling Interest and Deconsolidation of VIE	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Non-controlling Interest And Deconsolidation Of Vie
Non-controlling Interest and Deconsolidation of VIE

4. Noncontrolling Interest and Deconsolidation of VIE

Starting in fiscal year ended June 30, 2020, the Company had a variable interest entity, Indigo Dye Group, for accounting purposes. The Company owned approximately 29% of Indigo’s outstanding equity and as of September 30, 2020, involved its day-to-day operations, which gave the Company the power to direct the activities of Indigo that most significantly impact its economic performance. Accordingly, the Company recognized the carrying value of the non-controlling interest as a component of total shareholders’ equity, and the consolidated financial statements included the financial position and results of operations of Indigo as of and for the periods ended June 30, 2020 and September 30, 2020.

Starting on October 1, 2020, the Company planned to open new locations via purchasing equity in other Brand/Franchises to cover delivery for the entire California. Therefore, the Company is not likely at this time to exercise its option to acquire the additional 30% interest in Indigo. In addition, the Company is no longer involved in day-to-day operations of Indigo and going forward, the Company intends to pursue cannabis delivery independent from Indigo. As of October 1, 2020, the Company ceased to have control over the day-to-day business of Indigo and it was deconsolidated and recorded as an investment in nonconsolidated affiliate at its $505,449 estimated fair value and changed to equity method of accounting. Pursuant to the terms of the Indigo agreement, if the Company determines, in its discretion not to continue to make monthly payments, its 40% ownership interest in Indigo will be decreased according to the payment then made. As of December 31, 2020, the Company made $59,370 in additional payments, and holds approximately 32% of the ownership of Indigo. (See Note 6)

The net asset value of the Company’s variable interest in Indigo Dye Group was approximately $326,812 as of October 1, 2020, the date of deconsolidation. The value of the Company’s variable interest on the date of deconsolidation was based on management’s estimate of the fair value of Indigo at that time. The Company concluded that the market approach was the most appropriate method to determine the fair value of the entity on the date of deconsolidation, given that Indigo raised equity funding from third-party investors around the same period (i.e., level 2 inputs). The Company recognized a gain on deconsolidation of approximately $313,928 with no related tax impact, which is included in other income, net on the consolidated statement of operations. As the Company is not obligated to fund future losses of Indigo, the carrying amount is the Company’s maximum risk of loss and accounted as equity method investment in affiliates in our consolidated financial statements as of and for the period ended September 30, 2021. As of December 31, 2021 and June 30, 2021, the Company recorded equity method investment in affiliates at $380,660 and $441,407, net with $60,747 and $123,412 loss from equity method investment, respectively in each case.

Sugarmade, Inc. and Subsidiaries

Notes to Unaudited Condensed Consolidated Financial Statements

December 31, 2021

7. Non-controlling Interest and Deconsolidation of VIE

Starting in fiscal year ended June 30, 2020, the Company had a variable interest entity, Indigo Dye Group, for accounting purposes. The Company owned approximately 29% of Indigo’s outstanding equity and as of September 30, 2020, involved its day-to-day operations, which gave the Company the power to direct the activities of Indigo that most significantly impact its economic performance. Accordingly, the Company recognized the carrying value of the non-controlling interest as a component of total shareholders’ equity, and the consolidated financial statements included the financial position and results of operations of Indigo as of and for the periods ended June 30, 2020 and September 30, 2020.

Starting on October 1, 2020, the Company plans to open new locations via purchasing equity in other Brand/Franchises to cover delivery for the entire California. Therefore, the Company is not likely at this time to exercise its option to acquire the additional 30% interest in Indigo. In addition, the Company is no longer involved in day-to-day operations of Indigo and going forward, the Company intends to pursue cannabis delivery independent from Indigo. As of October 1, 2020, the Company ceased to have control over the day-to-day business of Indigo and it was deconsolidated and recorded as an investment in nonconsolidated affiliate at its $505,449 estimated fair value and changed to equity method of accounting. Pursuant to the terms of the Indigo agreement, if the Company determines, in its discretion not to continue to make monthly payments, its 40% ownership interest in Indigo will be decreased according to the payment then made. As of December 31, 2021, the Company made $59,370 in additional payments, and holds approximately 32% of the ownership of Indigo. (See Note 6)

The net asset value of the Company’s variable interest in Indigo Dye Group was approximately $326,812 as of October 1, 2020, the date of deconsolidation. The value of the Company’s variable interest on the date of deconsolidation was based on management’s estimate of the fair value of Indigo at that time. The Company concluded that the market approach was the most appropriate method to determine the fair value of the entity on the date of deconsolidation, given that Indigo raised equity funding from third-party investors around the same period (i.e., level 2 inputs). The Company recognized a gain on deconsolidation of approximately $313,928 with no related tax impact, which is included in other income, net on the consolidated statement of operations. As the Company is not obligated to fund future losses of Indigo, the carrying amount is the Company’s maximum risk of loss and accounted as equity method investment in affiliates in our consolidated financial statements as of and for the year ended June 30, 2021. As of June 30, 2021, the Company recorded equity method investment in affiliates at $441,407, net with $81,725 loss from equity method investment.